Inventories (Tables)	12 Months Ended
Sep. 27, 2013
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Raw materials	$27,855	$30,032
Work-in-process	6,021	5,862
Finished goods	21,032	22,382

Total	$54,908	$58,276